Debt and Credit Facilities - Long-Term Debt (Details) $ in Millions, $ in Millions	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 USD ($)
Debt and Credit Facilities
Total unsecured long term debt	$ 10,383.0		$ 11,129.0
Lease liabilities	4,344.0		3,826.0
Deferred financing costs	(38.0)		(42.0)
Total debt and lease liabilities	14,689.0		14,913.0
Current portion of long-term debt and lease liabilities
Current portion of long-term debt	(997.0)
Current portion of lease liabilities	(599.0)		(348.0)
Current portion of long-term debt and lease liabilities	(1,596.0)		(348.0)
Long-term lease liabilities	3,745.0		3,478.0
Total long-term debt	$ 9,348.0		$ 11,087.0
Minimum
Current portion of long-term debt and lease liabilities
Interest rate on lease liabilities	1.20%	1.20%	1.20%	1.20%
Maximum
Current portion of long-term debt and lease liabilities
Interest rate on lease liabilities	13.40%	13.40%	13.40%	13.40%
5.60% Series 9 Medium Term Notes, due 2025
Debt and Credit Facilities
Interest rate	5.60%	5.60%	5.60%	5.60%
Total unsecured long term debt	$ 999.0		$ 1,000.0
5.40% Series 10 Medium Term Notes, due 2026
Debt and Credit Facilities
Interest rate	5.40%	5.40%	5.40%	5.40%
Total unsecured long term debt	$ 499.0		$ 500.0
3.00% Series 5 Medium Term Notes, due 2026
Debt and Credit Facilities
Interest rate	3.00%	3.00%
Total unsecured long term debt	$ 96.0		115.0
7.875% Debentures, due 2026
Debt and Credit Facilities
Interest rate	7.875%	7.875%
Principal amount		$ 275		$ 275
Total unsecured long term debt	$ 401.0		369.0
8.20% Notes, due 2027
Debt and Credit Facilities
Interest rate	8.20%	8.20%
Principal amount		$ 43		43
Total unsecured long term debt	$ 62.0		57.0
7.00% Debentures, due 2028
Debt and Credit Facilities
Interest rate	7.00%	7.00%
Principal amount		$ 250		250
Total unsecured long term debt	$ 362.0		333.0
3.10% Series 6 Medium Term Notes, due 2029
Debt and Credit Facilities
Interest rate	3.10%	3.10%
Total unsecured long term debt	$ 65.0		79.0
5.00% Series 7 Medium Term Notes, Due 2030
Debt and Credit Facilities
Interest rate	5.00%	5.00%
Total unsecured long term debt	$ 154.0		154.0
7.15% Notes, due 2032
Debt and Credit Facilities
Interest rate	7.15%	7.15%
Principal amount		$ 500		500
Total unsecured long term debt	$ 720.0		659.0
5.35% Notes, due 2033
Debt and Credit Facilities
Interest rate	5.35%	5.35%
Principal amount		$ 91		91
Total unsecured long term debt	$ 123.0		153.0
5.95% Notes, due 2034
Debt and Credit Facilities
Interest rate	5.95%	5.95%
Principal amount		$ 500		500
Total unsecured long term debt	$ 719.0		659.0
5.95% Notes, due 2035
Debt and Credit Facilities
Interest rate	5.95%	5.95%
Principal amount		$ 178		178
Total unsecured long term debt	$ 247.0		262.0
5.39% Series 4 Medium Term Notes, due 2037
Debt and Credit Facilities
Interest rate	5.39%	5.39%
Total unsecured long term debt	$ 279.0		279.0
6.50% Notes, due 2038
Debt and Credit Facilities
Interest rate	6.50%	6.50%
Principal amount		$ 476		476
Total unsecured long term debt	$ 683.0		1,516.0
6.80% Notes, due 2038
Debt and Credit Facilities
Interest rate	6.80%	6.80%
Principal amount		$ 621		621
Total unsecured long term debt	$ 905.0		1,204.0
6.85% Notes, due 2039
Debt and Credit Facilities
Interest rate	6.85%	6.85%
Principal amount		$ 750		750
Total unsecured long term debt	$ 1,077.0		988.0
6.00% Notes, due 2042
Debt and Credit Facilities
Interest rate	6.00%	6.00%
Principal amount		$ 32		32
Total unsecured long term debt	$ 46.0		42.0
4.34% Series 5 Medium Term Notes, due 2046
Debt and Credit Facilities
Interest rate	4.34%	4.34%
Total unsecured long term debt	$ 300.0		300.0
4.00% Notes, due 2047
Debt and Credit Facilities
Interest rate	4.00%	4.00%
Principal amount		$ 750		750
Total unsecured long term debt	$ 1,076.0		987.0
3.95% Series 8 Medium Term Notes, due 2051
Debt and Credit Facilities
Interest rate	3.95%	3.95%
Total unsecured long term debt	$ 494.0		493.0
3.75% Notes, due 2051
Debt and Credit Facilities
Interest rate	3.75%	3.75%
Principal amount		$ 750		$ 750
Total unsecured long term debt	$ 1,076.0		$ 980.0